UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 2.6%
Pima County IDA, RB, Tucson Electric Power Co., Series A, 5.25%, 10/01/40	$1,345	$1,237,158
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	665	679,996
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,090	1,870,675
		3,787,829
Arkansas — 0.4%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	550	532,488
California — 18.2%
California HFA, RB, AMT, Home Mortgage:
Series G, 5.50%, 8/01/42	1,895	1,888,633
Series K, 5.50%, 2/01/42	655	665,139
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	680	712,674
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	389,370
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,107,891
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.38%, 11/01/34	400	424,704
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California:
6.25%, 11/15/19	1,000	1,071,810
6.63%, 11/15/24	540	581,645
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	270	277,981
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	3,225	3,266,119
State of California, GO, Various Purpose, 6.50%, 4/01/33	2,000	2,239,040
University of California, RB, Series B (NPFGC), 4.75%, 5/15/38	15,000	14,194,650
		26,819,656

Municipal Bonds	Par (000)	Value
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Sisters Leavenworth, Sisters A, 5.00%, 1/01/40	$755	$730,500
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	984,636
		1,715,136
Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	750	755,812
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,415	1,276,288
		2,032,100
District of Columbia — 8.5%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	550	551,958
7.50%, 1/01/39	910	912,903
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed,
6.25%, 5/15/24	4,845	4,850,378
6.50%, 5/15/33	5,700	5,819,814
Metropolitan Washington Airports Authority, RB, First Senior Lien,
Series A:
5.00%, 10/01/39	170	170,328
5.25%, 10/01/44	270	271,404
		12,576,785
Florida — 4.5%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	1,982,877
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A, 5.38%, 10/01/41	400	402,416
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	745	758,611
Sarasota County Health Facilities Authority, Refunding RB, Village on the Isle Project, 5.50%, 1/01/32	495	436,392

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Sumter Landing Community Development District Florida, RB, Sub- Series B, 5.70%, 10/01/38	$1,395	$1,095,996
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.65%, 5/01/40	1,750	1,063,737
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	1,850	917,323
		6,657,352
Georgia — 0.2%
DeKalb Private Hospital Authority, Refunding RB, Childrens Healthcare, 5.25%, 11/15/39	285	289,187
Guam — 0.3%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	198,652
6.75%, 11/15/29	295	300,201
		498,853
Illinois — 14.9%
City of Chicago Illinois Custodial Receipts, Series 1284, 5.00%, 1/01/33 (a)	15,000	14,690,400
City of Chicago Illinois, RB, General Third Lien, Series A, 5.75%, 1/01/39	2,500	2,608,850
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	1,855,794
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	550	557,964
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project; (AGM)
Series B, 5.00%, 6/15/50	1,095	1,005,823
Series B-2, 5.00%, 6/15/50	870	799,147
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 6/01/23	180	186,489
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	218,171
		21,922,638
Indiana — 10.9%
Carmel Redevelopment Authority, RB, Performing Arts Center:
4.75%, 2/01/33	5,365	5,393,059
5.00%, 2/01/33	6,580	6,648,629
Delaware County Hospital Authority Indiana, RB, Cardinal Health System Obligation Group, 5.25%, 8/01/36	2,000	1,746,400
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	290	291,325

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	$500	$501,345
Parkview Health System, Series A, 5.75%, 5/01/31	1,100	1,139,534
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	371,466
		16,091,758
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System:
Series A, 6.38%, 6/01/40	350	356,706
Series B, 6.38%, 3/01/40	370	377,089
		733,795
Louisiana — 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp.:
Projects, 6.75%, 11/01/32	2,000	2,088,680
Series A-1 6.50%, 11/01/35	1,135	1,174,645
		3,263,325
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41 (b)	970	963,763
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	950,571
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	493,330
		1,443,901
Massachusetts — 8.5%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	615	616,968
Massachusetts HFA, Refunding HRB, Series D, AMT, 5.45%, 6/01/37	11,855	11,915,223
		12,532,191

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 2.6%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	$560	$660,257
Garden City Hospital Finance Authority Michigan, Refunding RB, Garden City Hospital Obligation, Series A, 5.00%, 8/15/38	1,540	1,075,197
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	475	473,684
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,616,286
		3,825,424
Montana — 0.4%
Two Rivers Authority, RB, Senior Lien (c) (d)
7.25%, 11/01/21	1,500	232,380
7.38%, 11/01/27	2,600	398,294
		630,674
Nebraska — 3.4%
Omaha Public Power District, RB, System, Sub-Series B (NPFGC), 4.75%, 2/01/36	5,000	4,957,050
New Jersey — 0.3%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	500	506,110
New York — 11.0%
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	410	415,080
New York City Industrial Development Agency, RB:
American Airlines, JFK International Airport, AMT, 7.63%, 8/01/25 (e)	4,000	4,117,000
British Airways Place Project, 7.63%, 12/01/32	1,000	1,012,080
New York City Municipal Water Finance Authority, Refunding RB, Series D, 5.00%, 6/15/39	7,500	7,655,775
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	420	431,999
New York State Dormitory Authority, RB, New York University, Series A, 5.25%, 7/01/48	2,000	2,056,540
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	430	435,014
		16,123,488

Municipal Bonds	Par (000)	Value
North Carolina — 10.7%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	$480	$483,994
University of North Carolina at Chapel Hill, Refunding RB, General, Series A, 4.75%, 12/01/34	15,170	15,328,981
		15,812,975
Ohio — 0.6%
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	933,870
Pennsylvania — 0.9%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,500	1,261,290
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub, Series A, 6.50%, 8/01/44	1,705	1,842,849
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.52%, 8/01/38 (f)	1,490	245,493
		2,088,342
South Carolina — 1.6%
South Carolina Jobs-EDA, Refunding RB:
First Mortgage, Lutheran Homes, 5.50%, 5/01/28	600	502,080
First Mortgage, Lutheran Homes, 5.63%, 5/01/42	1,000	791,170
Senior Lien, Burroughs & Chapin, Series A (Radian), 4.70%, 4/01/35	1,340	1,061,052
		2,354,302
Texas — 14.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	1,500	570,300
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	730	727,394
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	525	552,584
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	250	258,260
HFDC of Central Texas Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	907,086
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc. Series A, 6.88%, 5/15/41	200	209,926
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	700	738,514

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
New Caney ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/35	$9,150	$9,404,095
North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	2,290	2,364,402
Sabine River Authority Texas, Refunding RB, TXU Electric Co. Project, Series B, Mandatory Put Bonds, AMT, 5.75%, 5/01/30 (e)	1,000	981,870
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,457,123
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project 7.00%, 6/30/40	1,000	1,063,260
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project: 6.88%, 12/31/39	1,315	1,385,668
		20,620,482
Utah — 0.7%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	955	955,602
Virginia — 2.8%
Fairfax County EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	600	537,126
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.38%, 12/01/26	2,600	1,700,816
Reynolds Crossing Community Development Authority, Special Assessment Bonds, Reynolds Crossing Project, 5.10%, 3/01/21	993	955,355
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	991,880
		4,185,177
Washington — 0.5%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	660	706,279
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	2,835	2,851,812
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	100	100,860
Total Municipal Bonds – 128.9%		189,774,494

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California — 3.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,090	$1,148,695
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	840	879,774
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	2,050	2,078,987
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	582,915
		4,690,371
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	740	763,239
Illinois — 1.6%
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,405,660
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	660	698,729
New York — 12.9%
New York City Municipal Water Finance Authority, RB, Series FF-2 Water & Sewer, 5.50%, 6/15/40	495	529,394
New York City Municipal Water Finance Authority, Water & Sewer, RB, Second General Resolution, Series HH, 5.00%, 6/15/31	2,835	3,009,253
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	11,250	12,385,125
Series F, 5.00%, 3/15/35	3,000	3,057,131
		18,980,903
Ohio — 5.1%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	2,650	2,659,089
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	$4,630	$4,792,189
		7,451,278

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
South Carolina — 1.9%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	2,799	2,868,636
Texas — 1.5%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	2,130	2,173,772
Virginia — 0.7%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,016,558
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,990	1,996,883
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 29.2%		43,046,029
Total Long-Term Investments (Cost – $241,634,627) – 158.1%		232,820,523

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	1,335,397	1,335,397

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	1,085	1,103,608
Total Short-Term Securities (Cost – $2,420,397) – 1.7%		2,439,005
Total Investments (Cost – $244,055,024*) – 159.8%		235,259,528
Liabilities in Excess of Other Assets – (43.6)%		(64,251,754)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.2)%		(23,824,749)
Net Assets – 100.0%		$147,183,025

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$217,798,620
Gross unrealized appreciation	3,592,136
Gross unrealized depreciation	(12,837,931)
Net unrealized depreciation	$(9,245,795)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch & Co.	$963,763	$24,075

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	1,227,518	107,879	1,335,397	$245

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
76	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$9,522,250	$(241,566)

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$232,820,523	—	$232,820,523
Short-Term Securities	$1,335,397	1,103,608	—	2,439,005
Total	$1,335,397	$233,924,131	—	$235,259,528

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(241,566)	—	—	$(241,566)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 26, 2011